COMMON SHARES	12 Months Ended
Feb. 29, 2024
COMMON SHARES
COMMON SHARES

14.         COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

During the years ended February 28, 2022, 2023 and February 29, 2024, 17,785,600,nil and nil Class B common shares were converted into 17,785,600, nil and nil Class A common shares, respectively.

During the years ended February 28, 2022, 2023 and February 29, 2024, 2,455,216, 2,310,009 and 2,315,735 Class A common shares were issued in connection with vested shares, representing 7,365,648, 6,930,027 and 6,947,206 ADSs, respectively.

During the years ended February 28, 2022, 2023 and February 29, 2024, 56,296, 26,092 and 133,385 Class A common shares were issued upon exercise of share options, representing 168,888, 78,276 and 400,156 ADSs, respectively.

During the year ended February 29, 2024, 27,680 Class A common shares were issued as consideration for the purchase of intangible assets.

On April 19, 2021, the Company authorized the repurchase of up to $1.0 billion of Class A common shares over the following 12 months. During the year ended February 28, 2022, the Company repurchased 1,506,667 Class A common shares at an aggregate consideration of $196,277. Such common shares were cancelled upon the completion of the transaction.

On April 28, 2022, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to $803.7 million of its common shares through April 30, 2023 in accordance with applicable rules and regulations. During the year ended February 28, 2023, the Company repurchased 5,959,339 Class A common shares at an aggregate consideration of $66,368. As of February 29, 2024, the repurchased shares were cancelled upon the completion of the transaction.

On April 26, 2023, the Company’s board of directors authorized to extend its share repurchase program launched in April 2021 by 12 months. Pursuant to the extended share repurchase program, the Company may repurchase up to approximately $737.4 million of its common shares through April 30, 2024. During the year ended February 29, 2024, the Company repurchased 13,385,764 Class A common shares at an aggregate consideration of $233,557. As of February 29, 2024, the repurchased shares were cancelled upon the completion of the transaction.